Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment
5.14 Property, plant and equipment
Property, plant and equipment mainly comprise a manufacturing facility and leasehold improvements in rented office and laboratory space. All Property, plant and equipment are stated at historical cost less depreciation and less impairment losses when necessary. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, only when it is probable that future economic benefits associated with the item will flow to the Group and that the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they incur.
Property, plant and equipment include machinery, for which validation is required to bring the asset to its working condition. The costs of such validation activities are capitalized together with the cost of the asset. Validation costs beyond the normal validation costs, which are usually required to bring an asset to its working condition, are expensed immediately. The usual validation costs are capitalized on the asset and depreciated over the remaining life of the asset or the shorter period until the next validation is usually required.
Depreciation of assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
▪Buildings, leasehold improvements            5 - 40 years
▪Machinery, laboratory equipment            1 - 15 years
▪Furniture, fittings and office equipment        4 - 10 years
▪Hardware                    3 - 5 years
Leasehold improvements are depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
An asset’s carrying amount is immediately written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the income statement “other income and expenses, net” (see Note 5.8).

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	74,493	34,544	1,140	675	1,583	112,435
Change in consolidation scope	22,373	—	—	—	—	22,373
Additions	9,088	2,884	414	33	1,985	14,404
Depreciation charge	(6,008)	(4,372)	(442)	(155)	—	(10,976)
Impairment charge/reversal	—	1,869	—	—	—	1,869
Disposals	(1,837)	(3,547)	(61)	(2)	—	(5,448)
Exchange rate differences	991	383	3	9	155	1,541
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198
AS AT DECEMBER 31, 2023
Cost	125,580	73,686	3,438	1,895	3,724	208,323
Accumulated depreciation and impairment	(26,479)	(41,926)	(2,384)	(1,335)	—	(72,125)
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198
The change in consolidation scope came from the acquisition of VBC3, see Note 5.1.2. The additions were primarily from the finalization of the Almeida facility in Livingston. The reversal of impairment is due to a reversal of a fixed asset impairment in the amount of €1.9 million related to production equipment.

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2022
Opening net book value	10,284	21,066	1,335	202	92,659	125,545
Reclassification	45,082	16,576	—	—	(61,658)	—
Additions	30,902	24,484	281	552	(29,043)	27,176
Depreciation charge	(3,091)	(10,424)	(432)	(64)	—	(14,012)
Impairment charge	(4,453)	(14,618)	—	—	—	(19,071)
Disposals	—	(43)	(2)	—	—	(45)
Exchange rate differences	(4,230)	(2,497)	(42)	(14)	(375)	(7,158)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435

AS AT DECEMBER 31, 2022
Cost	96,528	76,315	3,245	1,912	1,583	179,583
Accumulated depreciation and impairment	(22,035)	(41,770)	(2,105)	(1,238)	—	(67,148)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435
Additions in 2022 mainly referred to investments in Scotland and Sweden and related to the production of VLA2001. Reclassification in 2022 mainly related to assets in Scotland for which final construction took place in 2022. With regards to impairment charges recognized in 2022, see Note 5.15.
From the total of €16.9 million (2022: €44.3 million) of depreciation, amortization and impairment expenses, €12.5 million (2022: €39.5 million) were charged to cost of goods and services, €3.0 million (2022: €3.5 million) were charged to research and development expenses, €0.8 million (2022: €0.7 million) were charged to marketing and distribution expenses and €0.5 million (2022: €0.6 million) were charged to general and administrative expenses. The decrease in depreciation and amortization charged to costs of goods and services was caused by impairments in VLA2001 and DUKORAL in 2022.
Non-current operating assets by region
Non-current operating assets for this purpose consist of intangible assets, right of use assets and property, plant and equipment. The main non-current operating assets are allocated to sites where production and research and development activities take place. Sales activities by distribution sites do not require major non-current operating assets. Revenues by region (see Note 5.5) are structured according to the location of the final customer. In some countries there are customers, but no assets.

	Year ended December 31,
in € thousand	2023	2022
United Kingdom	87,646	84,843
Austria	49,460	52,199
Nordics	39,111	40,250
Other Europe	4,839	5,211
United States	934	64
Canada	166	183
NON-CURRENT ASSETS	182,156	182,749